Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of subsidiaries

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2023	2022
IHS Holding Limited (ultimate parent)	Holding company	Cayman Islands	—	—
IHS Mauritius Cameroon Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited	Holding company	Mauritius	100%	100%
IHS Africa (UK) Limited	Provision of management services	United Kingdom	100%	100%
IHS Netherlands (Interco) Coöperatief U.A.	Holding company	Netherlands	100%	100%
IHS Netherlands Holdco B.V.	Provision of finance	Netherlands	100%	100%
IHS Netherlands NG1 B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands NG2 B.V.	Holding company	Netherlands	100%	100%
IHS Nigeria Limited	Operating*	Nigeria	100%	100%
INT Towers Limited	Operating*	Nigeria	100%	100%
IHS Towers NG Limited	Operating*	Nigeria	100%	100%
IHS Côte d’Ivoire S.A.	Operating*	Côte d’Ivoire	100%	100%
IHS Cameroon S.A.	Operating*	Cameroon	100%	100%
IHS Zambia Limited	Operating*	Zambia	100%	100%
IHS Rwanda Limited	Operating*	Rwanda	100%	100%
Rwanda Towers Limited	Operating*	Rwanda	100%	100%
IHS Kuwait Limited	Operating*	Kuwait	100%	100%
IHS Brasil - Cessão de Infraestruturas S.A.	Operating*	Brazil	100%	100%
IHS Towers Colombia S.A.S	Operating*	Colombia	100%	100%
IHS Peru S.A.C.	Operating*	Peru	100%	100%
San Gimignano Imoveis e Adminsitracao Ltda.	Provision of land management	Brazil	100%	100%
Nigeria Tower Interco B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands GCC B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands KSA B.V.	Holding company	Netherlands	100%	100%
IHS GCC Limited	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands Connect B.V.	Holding company	Netherlands	100%	100%
IHS GCC KW Holding Limited	Provision of management services	United Arab Emirates	70%	70%
IHS FinCo Management Limited	Provision of finance	United Arab Emirates	100%	100%
IHS GCC MAR Holding Limited	Holding company	United Arab Emirates	100%	100%
Global Independent Connect Limited	Operating*	Nigeria	100%	100%
IHS KSA Limited	Operating*	Kingdom of Saudi Arabia	100%	100%
IHS SSC FZE	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands RSA B.V	Holding company	Netherlands	100%	100%
IHS Netherlands BR B.V	Holding company	Netherlands	100%	100%
IHS South Africa Holding Proprietary Limited	Holding company	South Africa	100%	100%
IHS Towers South Africa Proprietary Limited	Operating*	South Africa	100%	100%
IHS Netherlands PHP B.V	Holding company	Netherlands	100%	100%
IHS Towers Inc.	Provision of management services	United States of America	100%	100%
IHS Netherlands EGY B.V.	Holding company	Netherlands	100%	100%
IHS Telecom Towers Egypt S.A.E.	Operating*	Egypt	80%	80%
Skysites Americas Ltda	Operating*	Brazil	**	100%
Wi-Fi Mundial Ltda.	Operating*	Brazil	100%	100%
IHS Fiber Brasil Participações Ltda.	Holding company	Brazil	**	100%
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.	Holding company	Brazil	100%	100%
I-Systems Soluções de Infraestrutura S.A.	Operating*	Brazil	51%	51%
Centennial Towers Colombia S.A.S.	Operating*	Colombia	100%	100%
Polar Breeze Colombia S.A.S	Operating*	Colombia	100%	100%
Centennial Towers Brasil Cooperatief U.A.	Holding company	Netherlands	100%	100%
Centennial Towers of Brasil B.V.	Holding company	Netherlands	100%	100%
Centennial Towers of Colombia Ltd.	Financing company	British Virgin Islands	100%	100%
IHS CNT Brasil Torres de Telecomunicacoes Ltda.	Operating*	Brazil	**	100%
Polar Breeze Empreendimentos Ltda.	Operating*	Brazil	**	100%
IHS E-Services (NG) Limited	Provision of management services	Nigeria	100%	—

*All operating subsidiaries provide telecommunication support services as their principal activity.

**Entity liquidated after an internal merger.

Summary of compensation paid or payable to key management for employee services.

	2023	2022	2021
	$’000	$’000	$’000
Key management compensation
Short‑term employee benefits	18,354	19,980	25,537
Post‑employment benefits	154	1,723	105
	18,508	21,703	25,642
Share-based payments	6,696	5,380	9,795
	25,204	27,083	35,437